SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Product Information [Line Items]
Total net revenue	$ 2,397,652	$ 19,738	$ 4,804,043		$ 20,659		$ 2,532,499		$ 4,803
Health Care, Patient Service [Member]
Product Information [Line Items]
Total net revenue			4,209,955	[1]		[1]	2,199,558	[2]		[2]
Histology Service Fees [Member]
Product Information [Line Items]
Total net revenue			530,053
Health Care, Other [Member]
Product Information [Line Items]
Total net revenue			33,193				19,324
Department of Defense Observational Studies [Member]
Product Information [Line Items]
Total net revenue			6,923
Other Revenues [Member]
Product Information [Line Items]
Total net revenue			$ 23,919	[3]	$ 20,659	[3]	21,515	[4]	4,803	[4]
Histology Fees [Member]
Product Information [Line Items]
Total net revenue							272,660
Department Of Defense Observational Studiesr [Member]
Product Information [Line Items]
Total net revenue							$ 19,442

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $199,000.
[2]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.
[3]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.
[4]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.